Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) / income	$ (21,189)	$ 87,120	$ 18,919
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Vessel depreciation	48,235	37,214	31,464
Vessel impairment (Notes 3, 5)	43,178	0	0
Gain from bargain purchase	0	(82,453)	0
Amortization of deferred charges	480	809	552
Amortization of above market acquired charters (Note 6)	7,904	5,489	938
Equity compensation expense (Note 14)	3,826	2,455	782
Gain on interest rate swap agreements (Note 8)	(1,448)	(2,310)	0
Gain on sale of vessels to third parties (Note 5)	(1,296)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	221	7,211	(2,717)
Due from related parties	0	2	6
Prepayments and other assets	237	(589)	230
Inventories	1,677	5,576	237
Trade accounts payable	(5,594)	(4,600)	118
Due to related parties	7,009	(4,507)	(570)
Accrued liabilities	480	(247)	(409)
Deferred revenue	1,078	5,369	501
Net cash provided by operating activities	84,798	56,539	50,051
Cash flows from investing activities:
Vessel acquisitions and improvements (Notes 3, 5)	(1,614)	(27,003)	(99,842)
Acquisition of above market bare-boat charter (Note 6)	0	0	(9,000)
Additions to restricted cash	(3,750)	(1,500)	(750)
Proceeds from sale of vessels (Notes 3, 5)	21,299	0	0
Cash and cash equivalents acquired in business acquisition	0	11,847	0
Purchase of short term investments	0	0	(81,729)
Maturity of short term investments	0	0	112,119
Net cash provided by / (used in) investing activities	15,935	(16,656)	(79,202)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 3)	140,000	1,470	105,273
Expenses paid for issuance of Partnership units	(1,673)	0	(1,533)
Proceeds from issuance of long-term debt (Note 7)	0	159,580	0
Payments of long-term debt (Note 7)	(175,215)	(134,580)	0
Payments of related-party debt/ financing	0	0	(1,556)
Loan issuance costs	(348)	(338)	0
Excess of purchase price over book value of vessels acquired from entity under common control	0	0	(10,449)
Dividends paid	(73,316)	(45,116)	(33,665)
Net cash (used in)/ provided by financing activities	(110,552)	(18,984)	58,070
Net (decrease) / increase in cash and cash equivalents	(9,819)	20,899	28,919
Cash and cash equivalents at beginning of period	53,370	32,471	3,552
Cash and cash equivalents at end of period	43,551	53,370	32,471
Supplemental cash flow information
Cash paid for interest	25,864	32,210	31,860
Non-Cash Investing and Financing Activities
Fair value of vessels purchased, M/V Archimidis and M/V Agamemnon (Note 3, 5)	133,000	0	0
Fair value of vessels sold, M/T Alexander the Great and M/T Achilleas, reduced by the net cash consideration received (Note 3, 5)	(137,500)	0	0
Acquisition of above market time charter (Notes 3, 6)	4,500	48,551	0
Net liabilities assumed by CMTC upon contribution of vessels to the partnership (Note 12)	0	0	31,844
Units issued to acquire Patroklos (Note 3)	0	57,055	0
Capital expenditures included in liabilities	134	252	175
Reduction in deferred offering expenses	0	0	107
Offering expenses included in liabilites	1,908	0	31
Crude's net assets at the completion of the business acquisition (Note 12)	0	211,144	0
Units issued to acquire Crude (Note 3)	0	155,559	0
Fair value of Crude's Equity Incentive Plan attributable to precombination services (Note 3)	$ 0	$ 1,505	$ 0